Debt - Schedule of Redemption Price Percentage (Details) - Senior Notes	12 Months Ended
Dec. 31, 2023
2025 Secured Notes | Redemption Period One
Debt Instrument [Line Items]
Redemption Price	101.531%
2025 Secured Notes | Redemption Period Two
Debt Instrument [Line Items]
Redemption Price	100.00%
2028 Secured Notes | Redemption Period One
Debt Instrument [Line Items]
Redemption Price	102.313%
2028 Secured Notes | Redemption Period Two
Debt Instrument [Line Items]
Redemption Price	101.156%
2028 Secured Notes | Redemption Period Three
Debt Instrument [Line Items]
Redemption Price	100.00%
2031 Secured Notes | Redemption Period One
Debt Instrument [Line Items]
Redemption Price	103.688%
2031 Secured Notes | Redemption Period Two
Debt Instrument [Line Items]
Redemption Price	101.844%
2031 Secured Notes | Redemption Period Three
Debt Instrument [Line Items]
Redemption Price	100.00%